UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2022
MFS®  Government Markets Income Trust
MGF-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Government Markets Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Government Markets Income Trust
New York Stock Exchange Symbol: MGF

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its June meeting, the US Federal Reserve undertook a 0.75% rate hike, its largest since 1994. Additional larger-than-normal hikes are expected in coming meetings as the Fed seeks to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, rate-sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, cases outside of Asia remain well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
July 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Mortgage-Backed Securities	38.7%
U.S. Treasury Securities	32.9%
Investment Grade Corporates	13.6%
Emerging Markets Bonds	4.9%
Commercial Mortgage-Backed Securities	3.9%
Municipal Bonds	3.3%
Collateralized Debt Obligations	1.7%
High Yield Corporates	0.6%
U.S. Government Agencies	0.4%
Asset-Backed Securities	0.1%
Composition including fixed income credit quality (a)(i)
AAA	4.0%
AA	3.3%
A	7.1%
BBB	11.4%
BB	1.3%
C	0.7%
U.S. Government	39.3%
Federal Agencies	39.1%
Not Rated	(6.1)%
Cash & Cash Equivalents	(6.5)%
Other	6.4%
Portfolio facts (i)
Average Duration (d)	6.0
Average Effective Maturity (m)	8.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been

Portfolio Composition - continued
rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of May 31, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Geoffrey Schechter	Lead and U.S. Government Securities Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 1993.
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	2021	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Alexander Mackey	Investment Grade Debt Instruments Portfolio Manager	2021	Investment Officer of MFS; employed in the investment management area of MFS since 2001.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 7.25% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 106.0%
U.S. Bonds – 100.0%
Aerospace & Defense – 0.6%
Boeing Co., 1.433%, 2/04/2024	$750,000	$ 722,310
Asset-Backed & Securitized – 5.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.034%, 11/15/2054 (i)	$1,180,187	$ 77,859
ACREC 2021-FL1 Ltd., “AS”, FLR, 2.435% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	323,500	312,238
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 2.375% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	175,500	170,493
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 2.274% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	374,500	370,466
AREIT 2022-CRE6 Trust, “AS”, FLR, 2.115% (SOFR - 30 day + 1.65%), 1/16/2037 (n)	512,000	504,640
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.304%, 7/15/2054 (i)	1,183,158	97,430
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.633%, 2/15/2054 (i)	991,911	102,748
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.275%, 2/15/2054 (i)	1,981,969	152,757
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.153%, 3/15/2054 (i)	1,171,668	81,614
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)	1,597,765	89,504
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.27%, 7/15/2054 (i)	1,459,903	118,719
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.288%, 8/15/2054 (i)	2,214,283	182,482
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.047%, 9/15/2054 (i)	1,895,883	122,406
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 2.074% (LIBOR - 1mo. + 1.2%), 10/15/2036 (n)	200,500	194,319
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 2.355% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	253,500	245,809
BXMT 2021-FL4 Ltd., “AS”, FLR, 2.175% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	345,000	335,628
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	99,521	95,329
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.871%, 12/15/2072 (i)(n)	1,431,293	72,600
COMM 2013-WWP Mortgage Trust, “D”, 3.897%, 3/10/2031 (n)	564,000	566,983
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.331%, 2/15/2054 (i)	1,526,835	130,326
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.782%, 4/15/2054 (i)	997,876	49,601
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.051%, 6/15/2064 (i)	996,599	67,176
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	177,000	175,307
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	32,351	32,365

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.625% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	$283,500	$ 270,379
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 2.525% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	500,000	479,003
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.544% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	452,738	441,953
MF1 2021-FL5 Ltd., “AS”, FLR, 2.11% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	173,500	168,619
MF1 2021-FL5 Ltd., “B”, FLR, 2.36% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	279,500	275,305
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.833%, 12/15/2051 (i)	1,629,113	67,261
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.298%, 5/15/2054 (i)	738,124	59,113
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.234%, 6/15/2054 (i)	1,148,715	83,497
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.104%, 10/15/2054 (i)	3,375,565	231,873
PFP III 2021-7 Ltd., “AS”, FLR, 2.025% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	311,484	303,820
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 2.206% (LIBOR - 1mo. + 1.2%), 11/25/2036 (n)	219,704	210,189
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 2.506% (LIBOR - 1mo. + 1.5%), 11/25/2036 (n)	100,000	96,721
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.948%, 1/15/2052 (i)	933,233	46,931
		$ 7,083,463
Automotive – 0.3%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$233,000	$ 232,788
Hyundai Capital America, 2.375%, 2/10/2023 (n)	115,000	114,221
		$ 347,009
Broadcasting – 0.9%
Discovery, Inc., 4.65%, 5/15/2050	$229,000	$ 192,759
Magallanes, Inc., 4.279%, 3/15/2032 (n)	379,000	354,231
Walt Disney Co., 3.5%, 5/13/2040	612,000	545,757
		$ 1,092,747
Building – 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$ 83,042

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$ 247,101
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	83,398
		$ 330,499
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032 (n)	$250,000	$ 239,217
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$ 148,088
Electronics – 0.5%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$750,000	$ 601,274
Energy - Integrated – 0.5%
Exxon Mobil Corp., 3.452%, 4/15/2051	$714,000	$ 617,953
Food & Beverages – 2.0%
Constellation Brands, Inc., 4.65%, 11/15/2028	$1,500,000	$ 1,520,339
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	488,000	431,270
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	650,000	546,055
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	38,995
		$ 2,536,659
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$28,000	$ 27,938
Howard University, Washington D.C., 2.801%, 10/01/2023	31,000	30,558
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	33,000	32,076
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	39,681
		$ 130,253
Insurance – 0.4%
Corebridge Financial, Inc., 3.85%, 4/05/2029 (n)	$500,000	$ 479,821
Insurance - Health – 0.7%
Humana, Inc., 3.7%, 3/23/2029	$167,000	$ 163,167
UnitedHealth Group, Inc., 4.625%, 7/15/2035	672,000	703,172
		$ 866,339
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$99,000	$ 80,552

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$625,000	$ 635,541
Major Banks – 2.2%
Bank of America Corp., 3.004%, 12/20/2023	$183,000	$ 182,953
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	750,000	653,626
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	241,000	243,102
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	750,000	654,121
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	485,000	376,310
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	588,000	560,076
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031	138,000	128,138
		$ 2,798,326
Medical & Health Technology & Services – 1.0%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$140,000	$ 134,792
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	99,879
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	614,000	635,923
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	250,000	268,458
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	175,000	183,809
		$ 1,322,861
Midstream – 0.1%
Targa Resources Corp., 4.95%, 4/15/2052	$109,000	$ 99,804
Mortgage-Backed – 38.6%
Fannie Mae, 2.152%, 1/25/2023	$108,856	$ 108,759
Fannie Mae, 2.41%, 5/01/2023	113,370	113,233
Fannie Mae, 2.55%, 5/01/2023	97,292	97,243
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	2,400,328	2,453,593
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	1,851,698	1,831,114
Fannie Mae, 6.5%, 5/01/2031 - 1/01/2037	206,495	221,935
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	267,233	257,655
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	86,566	8,736
Fannie Mae, 2.99%, 5/01/2032	174,928	169,066
Fannie Mae, 3.17%, 5/01/2032	139,309	135,303
Fannie Mae, 3%, 2/25/2033 (i)	128,024	12,542
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	1,130,267	1,214,480
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	334,504	360,249

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	$267,424	$ 283,711
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	1,095,935	1,095,471
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	134,254	129,440
Fannie Mae, 4.5%, 2/01/2041 - 11/01/2042	404,534	421,517
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	373,181	358,739
Fannie Mae, 2.75%, 9/25/2042	111,813	109,987
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	5,750,287	5,145,943
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 4/01/2052	2,882,549	2,667,643
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	654,681	627,077
Fannie Mae, UMBS, 3.5%, 5/01/2052	74,901	73,557
Freddie Mac, 3.06%, 7/25/2023	294,000	295,862
Freddie Mac, 3.458%, 8/25/2023	367,000	369,875
Freddie Mac, 0.895%, 4/25/2024 (i)	3,396,046	47,100
Freddie Mac, 0.602%, 7/25/2024 (i)	4,602,363	37,641
Freddie Mac, 3.064%, 8/25/2024	481,571	482,163
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	302,643	315,373
Freddie Mac, 2.67%, 12/25/2024	827,000	819,445
Freddie Mac, 2.811%, 1/25/2025	538,768	535,644
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	2,654,012	2,650,619
Freddie Mac, 1.367%, 3/25/2027 (i)	391,000	22,738
Freddie Mac, 0.576%, 7/25/2027 (i)	8,481,163	216,129
Freddie Mac, 0.429%, 8/25/2027 (i)	6,584,111	129,274
Freddie Mac, 0.291%, 1/25/2028 (i)	12,125,991	190,931
Freddie Mac, 0.304%, 1/25/2028 (i)	4,994,703	81,103
Freddie Mac, 0.135%, 2/25/2028 (i)	14,063,041	116,742
Freddie Mac, 2.5%, 3/15/2028	39,607	39,538
Freddie Mac, 0.12%, 4/25/2028 (i)	9,028,766	69,821
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	2,003,632	1,949,925
Freddie Mac, 1.09%, 7/25/2029 (i)	1,259,452	81,967
Freddie Mac, 1.143%, 8/25/2029 (i)	2,552,309	172,835
Freddie Mac, 1.798%, 4/25/2030 (i)	600,527	71,697
Freddie Mac, 1.868%, 4/25/2030 (i)	1,277,474	156,943
Freddie Mac, 1.663%, 5/25/2030 (i)	612,877	68,565
Freddie Mac, 1.797%, 5/25/2030 (i)	1,389,954	167,502
Freddie Mac, 1.342%, 6/25/2030 (i)	559,633	50,632
Freddie Mac, 1.6%, 8/25/2030 (i)	633,757	69,714
Freddie Mac, 1.17%, 9/25/2030 (i)	314,905	25,814
Freddie Mac, 1.081%, 11/25/2030 (i)	789,331	60,834
Freddie Mac, 0.33%, 1/25/2031 (i)	2,862,712	64,915
Freddie Mac, 0.781%, 1/25/2031 (i)	873,865	50,194
Freddie Mac, 0.936%, 1/25/2031 (i)	663,744	44,782
Freddie Mac, 0.517%, 3/25/2031 (i)	2,273,585	82,505

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.732%, 3/25/2031 (i)	$973,113	$ 52,879
Freddie Mac, 1.225%, 5/25/2031 (i)	399,402	36,140
Freddie Mac, 0.938%, 7/25/2031 (i)	489,989	34,952
Freddie Mac, 0.536%, 9/25/2031 (i)	2,619,786	105,344
Freddie Mac, 0.855%, 9/25/2031 (i)	808,717	53,522
Freddie Mac, 0.349%, 11/25/2031 (i)	3,899,181	116,671
Freddie Mac, 0.497%, 12/25/2031 (i)	3,898,081	155,476
Freddie Mac, 0.567%, 12/25/2031 (i)	644,718	28,632
Freddie Mac, 6%, 5/01/2035 - 10/01/2038	168,693	184,850
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	194,608	210,065
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	774,015	824,025
Freddie Mac, 5.5%, 2/15/2036 (i)	31,348	5,395
Freddie Mac, 2%, 8/15/2036	156,635	155,989
Freddie Mac, 6.5%, 5/01/2037	40,977	44,367
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	195,346	199,977
Freddie Mac, 4.5%, 12/15/2040 (i)	9,145	846
Freddie Mac, 3.25%, 11/25/2061	412,362	403,557
Freddie Mac, UMBS, 2%, 2/01/2042 - 5/01/2052	1,139,026	1,020,042
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 3/01/2052	1,360,324	1,254,288
Freddie Mac, UMBS, 3%, 1/01/2052	148,436	141,753
Freddie Mac, UMBS, 3.5%, 5/01/2052	60,428	59,750
Freddie Mac, UMBS, 4%, 5/01/2052	200,000	202,059
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	392,180	427,654
Ginnie Mae, 5.69%, 8/20/2034	91,635	97,704
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	183,644	187,736
Ginnie Mae, 4.5%, 9/20/2041	115,047	119,499
Ginnie Mae, 3.5%, 10/20/2041 (i)	46,225	2,992
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	753,062	761,674
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	1,357,051	1,276,956
Ginnie Mae, 4%, 8/16/2042 (i)	46,971	7,040
Ginnie Mae, 2.25%, 9/20/2043	33,404	33,175
Ginnie Mae, 3%, 4/20/2045 - 2/20/2052	1,043,318	1,013,425
Ginnie Mae, 2%, 1/20/2052	443,171	403,609
Ginnie Mae, 0.586%, 2/16/2059 (i)	181,392	7,054
Ginnie Mae, TBA, 3%, 6/15/2052	1,025,000	988,725
Ginnie Mae, TBA, 3.5%, 6/15/2052	1,125,000	1,114,453
Ginnie Mae, TBA, 4%, 6/15/2052 - 8/15/2052	1,094,799	1,100,244
Ginnie Mae, TBA, 4.5%, 8/15/2052	425,000	431,275
UMBS, TBA, 2%, 6/16/2037 - 7/14/2052	3,575,000	3,265,300
UMBS, TBA, 2.5%, 6/16/2037 - 7/14/2052	3,425,000	3,167,446
UMBS, TBA, 3%, 6/13/2052	700,000	666,559
UMBS, TBA, 3.5%, 6/13/2052	100,000	97,969

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 4%, 6/13/2052	$25,000	$ 24,984
UMBS, TBA, 5%, 7/25/2052	200,000	205,719
		$ 48,127,586
Municipals – 3.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$630,000	$ 621,646
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	110,000	108,495
Chicago, IL, General Obligation, Taxable, “C”, AGM, 6.207%, 1/01/2036	1,010,000	1,141,598
Florida State Board of Administration Finance Corp. Rev., Taxable, “A”, 1.705%, 7/01/2027	291,000	263,301
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	175,000	154,570
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	5,000	4,396
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 3.411%, 1/01/2043	240,000	201,435
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037	535,000	466,860
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	19,102	17,929
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	42,902
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	1,215,000	886,369
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	195,000	195,000
		$ 4,104,501
Oils – 0.1%
Valero Energy Corp., 3.65%, 12/01/2051	$157,000	$ 123,666
Pharmaceuticals – 0.0%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$ 78,526
Retailers – 0.5%
Home Depot, Inc., 2.7%, 4/15/2030	$700,000	$ 648,663
Telecommunications - Wireless – 0.8%
Crown Castle International Corp., 3.25%, 1/15/2051	$464,000	$347,087

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 4.375%, 4/15/2040	$650,000	$ 610,585
		$ 957,672
Transportation - Services – 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$ 34,175
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 5.52%, 6/01/2024	$18,371	$ 18,512
Small Business Administration, 2.21%, 2/01/2033	94,706	89,757
Small Business Administration, 2.22%, 3/01/2033	129,061	122,258
Small Business Administration, 3.15%, 7/01/2033	116,287	113,861
Small Business Administration, 3.62%, 9/01/2033	114,198	115,022
		$ 459,410
U.S. Treasury Obligations – 39.1%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$1,921,000	$ 1,870,349
U.S. Treasury Bonds, 5.25%, 2/15/2029	48,000	54,909
U.S. Treasury Bonds, 0.625%, 5/15/2030	800,000	674,344
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	410,327
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,304,851
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	5,362,031
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	439,610
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,578,767
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	3,469,527
U.S. Treasury Bonds, 2.875%, 11/15/2046	3,470,000	3,217,612
U.S. Treasury Bonds, 3%, 2/15/2048	804,400	770,119
U.S. Treasury Bonds, 2.375%, 5/15/2051	638,000	547,708
U.S. Treasury Bonds, 1.875%, 11/15/2051	1,090,500	830,825
U.S. Treasury Notes, 1.75%, 6/15/2022	1,500,000	1,500,576
U.S. Treasury Notes, 1.5%, 9/15/2022	2,459,000	2,460,345
U.S. Treasury Notes, 0.125%, 12/31/2022	1,530,000	1,516,194
U.S. Treasury Notes, 0.125%, 2/28/2023	1,171,500	1,155,895
U.S. Treasury Notes, 0.125%, 4/30/2023	3,940,200	3,870,015
U.S. Treasury Notes, 0.125%, 5/31/2023	2,400,000	2,352,094
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	580,020
U.S. Treasury Notes, 2.5%, 5/15/2024	2,955,000	2,954,538
U.S. Treasury Notes, 2.875%, 7/31/2025	4,700,000	4,718,726
U.S. Treasury Notes, 2%, 8/15/2025	98,000	95,707
U.S. Treasury Notes, 0.75%, 5/31/2026	567,700	523,415
U.S. Treasury Notes, 0.875%, 6/30/2026	678,600	627,917
U.S. Treasury Notes, 2%, 11/15/2026	6,071,000	5,855,432
		$ 48,741,853

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Utilities - Electric Power – 0.9%
FirstEnergy Corp., 4.4%, 7/15/2027	$694,000	$ 688,795
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	500,000	501,960
		$ 1,190,755
Total U.S. Bonds		$ 124,682,565
Foreign Bonds – 6.0%
Australia – 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$ 15,869
Chile – 0.2%
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$241,000	$ 230,459
China – 0.6%
Industrial and Commercial Bank of China, 4.875%, 9/21/2025	$294,000	$ 305,058
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	501,000	439,016
		$ 744,074
India – 0.8%
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	$317,000	$ 258,681
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	376,000	314,652
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	370,000	373,830
		$ 947,163
Indonesia – 0.4%
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)	$451,000	$ 438,282
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$355,000	$ 299,549
Israel – 0.4%
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)	$200,000	$ 175,750
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)	354,000	323,025
		$ 498,775
Kazakhstan – 0.3%
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	$350,000	$ 316,260
Kuwait – 0.2%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$253,000	$ 251,260

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Malaysia – 0.3%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$400,000	$ 338,960
Mexico – 0.4%
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		$232,000	$ 186,066
United Mexican States, 4.75%, 4/27/2032		324,000	325,680
			$ 511,746
Morocco – 0.2%
Kingdom of Morocco, 3%, 12/15/2032 (n)		$377,000	$ 294,531
Panama – 0.1%
Republic of Panama, 3.362%, 6/30/2031 (n)		$162,000	$ 144,504
Romania – 0.2%
Republic of Romania, 2%, 4/14/2033	EUR	367,000	$ 285,442
Saudi Arabia – 0.4%
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		$309,000	$ 270,398
Saudi Arabian Oil Co., 1.625%, 11/24/2025 (n)		305,000	285,937
			$ 556,335
South Korea – 0.2%
Shinhan Bank Co., Ltd., 4.375%, 4/13/2032 (n)		$300,000	$ 292,956
Thailand – 0.3%
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)		$470,000	$ 324,911
United Arab Emirates – 0.3%
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 11/07/2024 (n)		$429,000	$ 420,591
United Kingdom – 0.5%
B.A.T. Capital Corp., 4.7%, 4/02/2027		$600,000	$ 595,874
Total Foreign Bonds			$ 7,507,541
Total Bonds (Identified Cost, $137,110,605)			$ 132,190,106

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $3,257,550)	3,257,550	$ 3,257,550

Other Assets, Less Liabilities – (8.6)%		(10,716,865)
Net Assets – 100.0%		$ 124,730,791

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,257,550 and $132,190,106, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,486,000, representing 10.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 5/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	405,203	EUR	367,738	BNP Paribas S.A.	7/15/2022	$9,535

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	48	$6,693,000	September - 2022	$65,824
U.S. Treasury Note 2 yr	Short	USD	19	4,010,930	September - 2022	7,120
U.S. Treasury Note 5 yr	Short	USD	53	5,986,515	September - 2022	21,344
U.S. Treasury Ultra Bond	Short	USD	3	467,250	September - 2022	9,831
						$104,119
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	75	$8,958,984	September - 2022	$(60,624)
U.S. Treasury Ultra Note 10 yr	Long	USD	2	256,969	September - 2022	(1,476)
						$(62,100)
At May 31, 2022, the fund had liquid securities with an aggregate value of $214,333 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $137,110,605)	$132,190,106
Investments in affiliated issuers, at value (identified cost, $3,257,550)	3,257,550
Cash	10,222
Receivables for
Forward foreign currency exchange contracts	9,535
Net daily variation margin on open futures contracts	47,759
Investments sold	20,000
TBA sale commitments	5,037,338
Interest	679,679
Other assets	18,989
Total assets	$141,271,178
Liabilities
Payables for
Investments purchased	$395,437
TBA purchase commitments	16,027,030
Payable to affiliates
Investment adviser	8,282
Administrative services fee	413
Transfer agent and dividend disbursing costs	4,968
Payable for independent Trustees' compensation	14,070
Accrued expenses and other liabilities	90,187
Total liabilities	$16,540,387
Net assets	$124,730,791
Net assets consist of
Paid-in capital	$141,296,179
Total distributable earnings (loss)	(16,565,388)
Net assets	$124,730,791
Shares of beneficial interest outstanding	32,597,393
Net asset value per share (net assets of $124,730,791 / 32,597,393 shares of beneficial interest outstanding)	$3.83
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$1,284,644
Dividends from affiliated issuers	3,723
Foreign taxes withheld	(93)
Total investment income	$1,288,274
Expenses
Management fee	$286,508
Transfer agent and dividend disbursing costs	30,564
Administrative services fee	14,690
Independent Trustees' compensation	3,062
Stock exchange fee	15,832
Custodian fee	6,392
Shareholder communications	37,607
Audit and tax fees	43,628
Legal fees	1,870
Miscellaneous	24,937
Total expenses	$465,090
Net investment income (loss)	$823,184
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,328,057)
Futures contracts	880,485
Forward foreign currency exchange contracts	22,773
Foreign currency	(522)
Net realized gain (loss)	$(425,321)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(12,906,969)
Futures contracts	270,288
Forward foreign currency exchange contracts	1,777
Translation of assets and liabilities in foreign currencies	173
Net unrealized gain (loss)	$(12,634,731)
Net realized and unrealized gain (loss)	$(13,060,052)
Change in net assets from operations	$(12,236,868)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21
Change in net assets
From operations
Net investment income (loss)	$823,184	$2,620,224
Net realized gain (loss)	(425,321)	1,914,649
Net unrealized gain (loss)	(12,634,731)	(6,608,864)
Change in net assets from operations	$(12,236,868)	$(2,073,991)
Distributions to shareholders	$(912,305)	$(2,900,169)
Tax return of capital distributions to shareholders	$—	$(7,851,681)
Distributions from other sources	$(4,014,743)	$—
Change in net assets from fund share transactions	$42,524	$—
Total change in net assets	$(17,121,392)	$(12,825,841)
Net assets
At beginning of period	141,852,183	154,678,024
At end of period	$124,730,791	$141,852,183
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$4.35	$4.75	$4.75	$4.65	$5.08	$5.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.08	$0.10	$0.12	$0.12	$0.14
Net realized and unrealized gain (loss)	(0.40)	(0.15)	0.25	0.32	(0.20)	(0.03)
Total from investment operations	$(0.37)	$(0.07)	$0.35	$0.44	$(0.08)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.09)	$(0.11)	$(0.13)	$(0.14)	$(0.18)
From tax return of capital	—	(0.24)	(0.24)	(0.21)	(0.21)	(0.20)
From other sources	(0.12)	—	—	—	—	—
Total distributions declared to shareholders	$(0.15)	$(0.33)	$(0.35)	$(0.34)	$(0.35)	$(0.38)
Net increase from repurchase of capital shares	$—	$—	$0.00(w)	$—	$—	$—
Net asset value, end of period (x)	$3.83	$4.35	$4.75	$4.75	$4.65	$5.08
Market value, end of period	$3.80	$4.27	$4.64	$4.56	$4.36	$4.81
Total return at market value (%)	(7.51)(n)	(0.84)	9.64	12.76	(2.05)	2.62
Total return at net asset value (%) (j)(r)(s)(x)	(8.50)(n)	(1.32)	7.75	10.13	(1.09)	2.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.70(a)	0.70	0.72	0.74	0.75	0.75
Net investment income (loss)	1.24(a)	1.78	2.19	2.45	2.57	2.64
Portfolio turnover	87(n)	201	142	48	21	32
Net assets at end of period (000 omitted)	$124,731	$141,852	$154,678	$154,836	$151,533	$165,599

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Government Markets Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate,

Notes to Financial Statements (unaudited) - continued
maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$49,201,263	$—	$49,201,263
Non - U.S. Sovereign Debt	—	5,040,591	—	5,040,591
Municipal Bonds	—	4,104,501	—	4,104,501
U.S. Corporate Bonds	—	16,165,752	—	16,165,752
Residential Mortgage-Backed Securities	—	48,127,586	—	48,127,586
Commercial Mortgage-Backed Securities	—	4,814,260	—	4,814,260
Asset-Backed Securities (including CDOs)	—	2,269,203	—	2,269,203
Foreign Bonds	—	2,466,950	—	2,466,950
Mutual Funds	3,257,550	—	—	3,257,550
Total	$3,257,550	$132,190,106	$—	$135,447,656
Other Financial Instruments
Futures Contracts – Assets	$104,119	$—	$—	$104,119
Futures Contracts – Liabilities	(62,100)	—	—	(62,100)
Forward Foreign Currency Exchange Contracts – Assets	—	9,535	—	9,535
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out

Notes to Financial Statements (unaudited) - continued
a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$104,119	$(62,100)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	9,535	—
Total		$113,654	$(62,100)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$880,485	$—
Foreign Exchange	—	22,773
Total	$880,485	$22,773
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$270,288	$—
Foreign Exchange	—	1,777
Total	$270,288	$1,777
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one

Notes to Financial Statements (unaudited) - continued
net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge

Notes to Financial Statements (unaudited) - continued
against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.

Notes to Financial Statements (unaudited) - continued
Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their

Notes to Financial Statements (unaudited) - continued
tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals and derivative transactions.
For the six months ended May 31, 2022, the amount of distributions estimated to be a tax return of capital was approximately $4,014,743 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as capital gains at fiscal year end.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/21
Ordinary income (including any short-term capital gains)	$2,900,169
Tax return of capital (b)	7,851,681
Total distributions	$10,751,850

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/22
Cost of investments	$144,597,365
Gross appreciation	1,333,713
Gross depreciation	(10,483,422)
Net unrealized appreciation (depreciation)	$ (9,149,709)
As of 11/30/21
Capital loss carryforwards	(3,107,951)
Other temporary differences	(62,279)
Net unrealized appreciation (depreciation)	3,768,758
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(3,107,951)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.33% of gross

Notes to Financial Statements (unaudited) - continued
income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the fund's average daily net assets. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2023. For the six months ended May 31, 2022, the fund’s average daily net assets and gross income fees did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2022 was equivalent to an annual effective rate of 0.43% of the fund’s average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.80% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2023. For the six months ended May 31, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2022, these fees paid to MFSC amounted to $9,894.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2022 was equivalent to an annual effective rate of 0.0221% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $411 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2022. The liability for

Notes to Financial Statements (unaudited) - continued
deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $13,996 at May 31, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended May 31, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$118,956,059	$122,125,231
Non-U.S. Government securities	3,988,795	5,532,575
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
During the six months ended May 31, 2022 and the year ended November 30, 2021, the fund did not repurchase any shares. Transactions in fund shares were as follows:
	Six months ended 5/31/22		Year ended 11/30/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	11,103	$42,524	—	$—
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2022, the fund’s commitment fee and interest expense were $264 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,202,488	$24,464,970	$33,409,908	$—	$—	$3,257,550

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,723	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Report of Independent Registered Public Accounting Firm
To the Trustees and Shareholders of MFS Government Markets Income Trust:
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Government Markets Income Trust (the “Trust”), including the portfolio of investments, as of May 31, 2022, and the related statements of operations, and changes in net assets and the financial highlights for the six-month period ended May 31, 2022, and the related notes. Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of assets and liabilities, including the portfolio of investments, as of November 30, 2021 (not presented herein), the related statements of operations for the year ended November 30, 2021 (not presented herein), the statements of changes in net assets for the years ended November 30, 2021 and November 30, 2020 (2020 not presented herein) and the financial highlights for each of the five years in the period ended November 30, 2021, and in our report dated January 14, 2022, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These interim financial statements and financial highlights are the responsibility of the Trust's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 15, 2022
We have served as the auditor of one or more of the MFS investment companies since 1924.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
New York Stock Exchange Symbol: MGF

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Government Markets Income Trust is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Government Markets Income Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/21-12/31/21	0	N/A	0	3,285,629
1/01/22-1/31/22	0	N/A	0	3,285,629
2/01/22-2/28/22	0	N/A	0	3,285,629
3/01/22-3/31/22	0	N/A	0	3,285,629
4/01/22-4/30/22	0	N/A	0	3,285,629
5/01/22-5/31/22	0	N/A	0	3,285,629

Total	0		0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2021 plan year is 3,258,629.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 15, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 15, 2022

*	Print name and title of each signing officer under his or her signature.